UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Sun Valley Gold LLC

Address: 620 Sun Valley Road
         P.O. Box 2759
         Sun Valley, Idaho  83353

13F File Number: 028-10808

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter F. Palmedo
Title:   Managing Member, Sun Valley Gold LLC
Phone:   208-726-2327


Signature, Place and Date of Signing:

   /s/ Peter F. Palmedo         Sun Valley, Idaho            November 15, 2010
--------------------------     --------------------         ------------------
       [Signature]                [City, State]                    [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              29

Form 13F Information Table Value Total:              2,007,523
                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE

                                                     FORM 13F INFORMATION TABLE
                                                         September 30, 2010
COLUMN 1                      COLUMN 2          COLUMN 3   COLUMN 4   COLUMN 5                COL 6   COL 7       COLUMN 8

                                                           VALUE      SHS OR       SH/  PUT/  INVSMT  OTHR        VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x$1000)   PRN AMT      PRN  CALL  DSCRTN  MGRS  SOLE      SHARED    NONE
AGNICO EAGLE MINES LTD        COM               008474108     10,015     141,000        PUT   SOLE    NONE       1,410
AURIZON MINES LTD             COM               05155P106     13,142   1,904,225   SH         SOLE    NONE   1,904,225
BARRICK GOLD CORP             COM               067901108     46,632   1,007,393   SH         SOLE    NONE   1,007,393
BRIGUS GOLD CORP              COM               109490102      5,090   3,135,921   SH         SOLE    NONE   3,135,921
EXETER RES CORP               COM               301835104     13,462   2,064,017   SH         SOLE    NONE   2,064,017
GAMMON GOLD INC               COM               36467T106     18,646   2,659,950   SH         SOLE    NONE   2,659,950
GOLDCORP INC NEW              COM               380956409      3,438      79,000   SH         SOLE    NONE      79,000
IAMGOLD CORP                  COM               450913108        956      54,000   SH         SOLE    NONE      54,000
ISHARES SILVER TRUST          ISHARES           46428Q109     21,310   1,000,000        PUT   SOLE    NONE      10,000
JAGUAR MNG INC                COM               47009M103     27,737   4,291,096   SH         SOLE    NONE   4,291,096
KIMBER RES INC                COM               49435N101      2,299   2,490,199   SH         SOLE    NONE   2,490,199
KINROSS GOLD CORP             COM NO PAR        496902404      3,869     205,892   SH         SOLE    NONE     205,892
KOBEX MINERALS INC            COM               49989C105        559     552,620   SH         SOLE    NONE     552,620
MAG SILVER CORP               COM               55903Q104     11,501   1,509,206   SH         SOLE    NONE   1,509,206
MARKET VECTORS ETF TR         GOLD MINER ETF    57060U100      1,941      34,700   SH         SOLE    NONE      34,700
MARKET VECTORS ETF TR         GOLD MINER ETF    57060U100        105     105,100        CALL  SOLE    NONE       1,051
MARKET VECTORS ETF TR         JR GOLD MINERS E  57060U589      1,667      49,900   SH         SOLE    NONE      49,900
MIDWAY GOLD CORP              COM               598153104        408     700,296   SH         SOLE    NONE     700,296
MINEFINDERS LTD               COM               602900102     11,254   1,152,066   SH         SOLE    NONE   1,152,066
NOVAGOLD RES INC              NOTE 5.500% 5/0   66987EAA5     22,303  19,800,000   SH         SOLE    NONE  19,800,000
NOVAGOLD RES INC              COM NEW           66987E206      5,039     576,494   SH         SOLE    NONE     576,494
PARAMOUNT GOLD & SILVER CORP  COM               69924P102        795     500,000   SH         SOLE    NONE     500,000
RANDGOLD RES LTD              ADR               752344309      2,537      25,000   SH         SOLE    NONE      25,000
RANDGOLD RES LTD              ADR               752344309     60,876     600,000        PUT   SOLE    NONE       6,000
RUBICON MINERALS CORP         COM               780911103      2,710     659,025   SH         SOLE    NONE     659,025
SPDR GOLD TRUST               GOLD SHS          78463V107     61,236     478,742   SH         SOLE    NONE     478,742
SPDR GOLD TRUST               GOLD SHS          78463V107     38,846     303,700        CALL  SOLE    NONE       3,037
SPDR GOLD TRUST               GOLD SHS          78463V107  1,617,742  12,647,500        PUT   SOLE    NONE     126,475
SILVER STD RES INC            COM               82823L106      1,409      70,504   SH         SOLE    NONE      70,504






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